W. John McGuire
Partner
+1.202.373.6799
john.mcguire@morganlewis.com

VIA EDGAR

February 14, 2020

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: BNY Mellon ETF Trust: Pre-Effective Amendment No. 2 to the Registration Statement on
Form N-1A (File Nos. 333-234030 and 811-23477)

Ladies and Gentlemen:

Included for filing under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, is Pre-Effective Amendment No. 2 to the registration statement on Form N-1A of BNY Mellon ETF Trust (the “Registrant”). The purpose of Pre-Effective Amendment No. 2 is to incorporate changes that respond to comments received from the Staff of the U.S. Securities and Exchange Commission (the “SEC”) on the Registrant’s Pre-Effective Amendment No. 1 filing, filed with the SEC via EDGAR on December 3, 2019, and provide additional information in the Registrant’s Prospectus and Statement of Additional Information. Please note that the Registrant expects to file at least one more pre-effective amendment prior to requesting acceleration of the effective date of the Registrant’s registration statement.

Please feel free to contact me at 202.373.6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire